Consolidated Balance Sheet (Parenthetical)	Dec. 31, 2013		Dec. 31, 2012
General partner units issued	1,437,433	[1]
General partner units outstanding	1,437,433	[1]
Common Units [Member] | Public [Member]
Units issued	18,888,750	[1]
Units outstanding	18,888,750	[1]
Common Units [Member] | Non-public [Member] | Phillips 66 [Member]
Units issued	16,328,362	[1]
Units outstanding	16,328,362	[1]
Subordinated Units [Member] | Non-public [Member] | Phillips 66 [Member]
Units issued	35,217,112	[1]
Units outstanding	35,217,112	[1]

[1]	Financial information has been retrospectively adjusted for the Gold Line/Medford Acquisition.